Cloud Capital Strategic All Cap Fund
FUND SUMMARY CLOUD CAPITAL STRATEGIC ALL CAP FUND
Investment Objective
The investment objective of the Cloud Capital Strategic All Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cloud Capital Strategic All Cap Fund Institutional Class USD ($)
Redemption Fee	none
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cloud Capital Strategic All Cap Fund Institutional Class
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.36%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.90%
Fee Waiver/Expense Reimbursement	(0.50%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.40%
[1]	The Adviser has contractually agreed to waive its management fee in its entirety. This waiver is not subject to recoupment and will continue through September 30, 2017.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one-year number shown below reflects the Adviser’s agreement to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Cloud Capital Strategic All Cap Fund | Institutional Class | USD ($)	143	548	980	2,182

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended May 31, 2016, the Fund’s portfolio turnover was 288.93%.
Principal Investment Strategies
The Fund normally invests its assets in common stocks included in the Russell 3000® Index (the Fund’s benchmark), which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. As of May 31, 2016, the Russell 3000® Index included companies with market capitalizations between $11 million and $547 billion.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate risk to reward ratios (Alpha, Sharpe Ratio, etc.) that are better than the broad U.S. Equity markets, as measured by indexes such as the Russell 3000® Index and the S&P Composite 1500® Index, over complete market cycles. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains the portfolio with an equal amount of its allocation in each industry sector of the Fund’s benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Accordingly, the industry allocation mix of the portfolio will be different than the benchmark index. Decisions on the elimination of certain securities or sectors from the Fund’s portfolio or even to occasionally deviate from the equal sector weighting approach as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Fund may invest in the securities of other investment companies, including leveraged, non-leveraged, inverse, and sector based exchange-traded funds (“ETFs”), that invest primarily in equity securities. The Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Small and Mid-Cap Risk. To the extent the Fund invests in small and mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investment Selection and Asset Allocation Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund generally invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Sector Focus Risk. To the extent that ETFs and underlying funds in which the Fund invests focus their investments in a particular sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund’s performance.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.
Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Prior to January 19, 2015, the Fund’s investment objective and strategies were different. The Fund’s past performance may have been different if the Fund was managed using the current strategies.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 1st Quarter, 2013, 11.36% Worst Quarter: 3rd Quarter, 2015, (7.66)% The year to date return as of June 30, 2016 was 9.47%.
Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Cloud Capital Strategic All Cap Fund	One Year	Since Inception	Inception Date
Institutional Class	(4.63%)	9.21%	Jun. 29, 2011
Institutional Class | After Taxes on Distributions	(6.87%)	3.98%	Jun. 29, 2011
Institutional Class | After Taxes on Distributions and Sale of Fund Shares	(0.81%)	6.89%	Jun. 29, 2011
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	0.48%	12.49%	Jun. 29, 2011
Russell 2000 Equal Weighted Index (reflects no deduction for fees, expenses, or taxes)	(10.12%)	6.27%	Jun. 29, 2011
Russell 1000 Equal Weighted Index (reflects no deduction for fees, expenses, or taxes)	(4.01%)	10.54%	Jun. 29, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 670-2227.